GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Gilat Satellite Networks Ltd. and its subsidiaries (the "Company") is a leading global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive secure end-to-end solution, and end-to-end services for mission-critical operations, powered by its innovative technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, Electronically Steerable Antenna (“ESA”) and high efficiency, high power Solid State Power Amplifiers ("SSPAs"), Block Upconverters ("BUCs"), Transceivers, transportable and portable terminals for defense forces and field services. The Company’s comprehensive solutions support multiple applications with a full portfolio of products to address key applications, including broadband internet access, cellular backhaul, enterprise, social inclusion solutions, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety, all while meeting the most stringent service level requirements. The Company also provides connectivity services, internet access and telephony to enterprise, government, and residential customers utilizing both its own networks and other networks that it installs, mainly based on Build Operate Transfer ("BOT") and Build Own Operate ("BOO") contracts. In these projects, the Company builds telecommunication infrastructure, typically using fiber-optic and wireless technologies, for broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

b.
The Company depends on major suppliers to supply certain components and services for the production of its products or to provide services. If these suppliers fail to deliver, or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays, or services delay which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.
On June 17, 2024, the Company signed a definitive agreement to acquire 100% of the membership interests of Stellar Blu Solutions LLC. (“SBS”), a leading U.S.-based avionics solution provider of next-generation SATCOM terminal solutions. In January 2025, the Company completed the acquisition of SBS. For additional information, see Note 17.

d.
Due to ongoing sanctions and regulatory restrictions that limited the Company’s ability to operate in Russia, the Company wound down its business activities in Russia in 2024. Although the Company’s operations in Russia were limited, the wind‑down resulted in a reduction in sales and negatively affected financial results.

e.
In January 2025, the Company reorganized its operations and began reporting under three new reportable segments: Gilat Commercial, Gilat Defense and Gilat Peru. While the new structure was adopted in 2025, all comparative segment information in these consolidated financial statements has been recast on a retrospective basis to reflect the new segment presentation. See Note 15 for further details.

f.	In 2025, the Company completed two private placements of its Ordinary shares, generating aggregate net proceeds of approximately $164,060, net of $1,940 related issuance costs.